Right-of-Use Assets and Operating Lease Liabilities - Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations [Abstract]
Year ending June 30, 2027	$ 59,364
Year ending June 30, 2028	19,788
Total undiscounted lease obligations	79,152
Less: imputed interest	(1,403)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$ 77,749	$ 106,978